GECC Revenues from Services (Tables)	12 Months Ended
Dec. 31, 2014
Financial Services Revenue [Abstract]
GECC Revenues from services

(In millions)	2014	2013	2012

Interest on loans	$12,368	$12,461	$12,294
Equipment leased to others	4,516	4,558	4,570
Fees	3,310	3,367	3,151
Investment income(a)	1,938	2,001	2,292
Financing leases	422	561	666
Associated companies(b)	1,056	1,624	1,411
Premiums earned by insurance activities	1,509	1,572	1,713
Other items(a)(c)	1,104	738	356
	26,223	26,882	26,453
Eliminations	1,552	1,546	1,273
Total	$24,671	$25,336	$25,180

(a) Included net other-than-temporary impairments on investment securities of $(173) million, $(747) million and $(140) million in 2014, 2013 and 2012, respectively, of which $96 million related to the impairment of an investment in a Brazilian company that was fully offset by the benefit of a guarantee provided by GE reflected as a component in other items for 2013. See Note 3.

(b) During 2013, we sold our remaining equity interest in the Bank of Ayudhya (Bay Bank) and recorded a pre-tax gain of $641 million. During 2012, we sold our remaining equity interest in Garanti Bank, which was classified as an available-for-sale security.

(c) During 2014, we sold GEMB-Nordic and recorded a pre-tax gain of $473 million. During 2013, we sold a portion of Cembra through an initial public offering and recorded a pre-tax gain of $351 million.